ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2013	2014

Employees and payroll accruals	$770	$7,438
Government authorities	156	8,719
Uncertain tax position liability (see note 12 g)	-	724
Deferred tax liabilities	289	-
Derivative liabilities	-	1,779
Accrued restructuring costs (see note 14)	-	2,257
Professional services accruals	-	2,149
Hosting, software and web services accruals	-	1,569
Other accruals	208	1,606

	$1,423	$26,241